Note H - Interest Rate Swaps	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Note
H
-
Interest Rate Swaps

The Company manages economic risks, including interest rate, liquidity, and credit risk, primarily by managing the amount, sources, and duration of its assets and liabilities.  The Company utilizes interest rate swap agreements as part of its asset/liability management strategy to help manage its interest rate risk position.  As part of this strategy, the Company provides its customer with a fixed-rate loan while creating a variable-rate asset for the Company by the customer entering into an interest rate swap with the Company on terms that match the loan.  The Company offsets its risk exposure by entering into an offsetting interest rate swap with an unaffiliated institution.  These interest rate swaps do not
qualify as designated hedges; therefore, each swap is accounted for as a standalone derivative.  At
December 31, 2019,
the Company had interest rate swaps associated with commercial loans with a notional value of
$7,633
and a fair value of
$459.
  This is compared to interest rate swaps with a notional value of
$9,219
and a fair value of
$101
at
December 31, 2018.
The notional amount of the interest rate swaps does
not
represent amounts exchanged by the parties.  The amount exchanged is determined by reference to the notional amount and the other terms of the individual interest rate swap agreement. To further offset the risk exposure related to market value fluctuations of its interest rate swaps, the Company maintains collateral deposits on hand with a third
-party correspondent, which totaled
$750
at
December 31, 2019
and
$350
at
December 31, 2018.